Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Share Options (Details) [Line Items]
Weighted average grant date fair value of share options granted (in Dollars per share)	$ 2.07
Exercised share options	18,448		9,800
Total amount (in Dollars)	$ 28
Unrecognized compensation expense (in Dollars)	$ 973
Weighted average period	1 year 255 days
Ordinary shares subject to adjustments		2,069,280
Ordinary shares available for future issuance		355,530
Weighted average grant date fair value of share options granted (in Dollars per share)		$ 0.51	$ 0.2	$ 0.44
Total consideration (in Dollars)			$ 11
Unrecognized compensation expense (in Dollars)		$ 1,029
Weighted average period		1 year 8 months 19 days
2015 Share Incentive Plan [Member]
Share Options (Details) [Line Items]
Ordinary shares subject to adjustments	2,069,280
Ordinary shares available for future issuance	339,086